SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.2%			Utilities—50.0%
Energy—18.8%			Electric Utilities—19.8%
Oil, Gas & Consumable Fuels—18.8%			American Electric
Cheniere Energy,			Power Co. , Inc.	7,700$	802,494
Inc.[1]	111,000$	6,575,640	CLP Holdings Ltd.	297,500	3,090,423
Enbridge, Inc.[2]	129,645	5,271,420	Edison International	19,600	1,500,380
Enbridge, Inc.[2]	32,662	1,328,363	Enel SpA	270,110	2,353,731
Kinder Morgan, Inc.	98,000	2,045,260	Eversource Energy	29,100	2,690,004
ONEOK, Inc.	9,094	680,868	Iberdrola SA	335,725	3,671,691
Pembina Pipeline			NextEra Energy, Inc.	21,800	5,846,760
Corp.	44,392	1,700,005	Orsted AS3	17,954	1,957,246
TC Energy Corp.	109,302	5,993,688	Spark Infrastructure
Williams Cos. , Inc.			Group	878,071	1,273,824
(The)	77,821	1,610,116	Terna Rete Elettrica
		25,205,360	Nazionale SpA	473,121	3,304,193
Financials—1.0%					26,490,746
Real Estate Investment Trusts (REITs)—1.0%			Gas Utilities—6.8%
SBA			APA Group	111,080	828,104
Communications			Atmos Energy Corp.	13,100	1,533,093
Corp. , Cl. A	5,467	1,364,345	Hong Kong & China
Industrials—27.4%			Gas Co. Ltd.	518,000	991,190
Construction & Engineering—1.1%			Infraestructura
Vinci SA	13,397	1,483,972	Energetica Nova
			SAB de CV	441,800	2,075,318
Transportation Infrastructure—26.3%			Snam SpA	129,765	696,293
Aena SME SA3	21,098	3,904,994	Southwest Gas
Aeroports de Paris	11,645	2,212,032	Holdings, Inc.	38,493	2,906,607
Atlantia SpA	222,554	5,470,895			9,030,605
Atlas Arteria Ltd.	448,544	2,426,878
COSCO SHIPPING			Independent Power and Renewable Electricity
Ports Ltd.	1,640,000	1,157,674	Producers—0.7%
Enav SpA[3]	383,267	2,474,297	Atlantica Yield plc	34,610	994,172
Getlink SE	161,022	2,846,725	Multi-Utilities—17.6%
Grupo			CMS Energy Corp.	20,165	1,381,504
Aeroportuario del			Consolidated
Centro Norte SAB			Edison, Inc.	18,193	1,710,142
de CV, ADR	57,329	3,482,163	Dominion Energy,
Grupo			Inc.	49,137	4,213,498
Aeroportuario del			National Grid plc	520,621	6,932,327
Pacifico SAB de CV,			Sempra Energy	44,300	7,116,352
ADR	5,329	659,091	WEC Energy Group,
Sydney Airport	469,634	2,593,125	Inc.	21,606	2,158,223
Transurban Group	708,164	7,333,213			23,512,046
Zhejiang			Water Utilities—5.1%
Expressway Co. Ltd. ,
Cl. H	696,000	566,486	American Water
			Works Co. , Inc.	20,983	2,857,884
		35,127,573	Aqua America, Inc.	29,955	1,555,863

1	INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares		Value
Water Utilities (Continued)			Investment Company—2.2%
Compania de			Invesco Government
Saneamento do			& Agency Portfolio,
Parana	103,720	$2,455,800	Institutional Class,
		6,869,547	1.48%[4] (Cost
Total Common Stocks			$2,926,720)	2,926,720		$2,926,720
(Cost $110,760,373)		130,078,366
			Total
			Investments,
			at Value (Cost
			$113,687,093)	99.4%		133,005,086
			Net Other Assets
			(Liabilities)	0.6		830,550
			Net Assets	100.0	% $	133,835,636

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
3. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$8,336,537, which represented 6.23% of the Fund’s Net Assets.
4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings		Value	Percent
United States		$51,475,753	38.7%
Australia		14,455,144	10.9
Italy		14,299,410	10.8
Canada		14,293,476	10.7
Spain		8,570,857	6.4
United Kingdom		6,932,327	5.2
France		6,542,729	4.9
Mexico		6,216,572	4.7
Hong Kong		4,081,612	3.1
Brazil		2,455,800	1.8
Denmark		1,957,246	1.5
China		1,724,160	1.3
Total		$133,005,086	100.0%

Glossary:
ADR	American Depository Receipt

2	INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Energy	$25,205,360$	— $	— $	25,205,360
Financials	1,364,345	—	—	1,364,345
Industrials	4,141,254	32,470,291	—	36,611,545
Utilities	39,342,294	27,554,822	—	66,897,116
Investment Company	2,926,720	—	—	2,926,720
Total Assets	$72,979,973$	60,025,113$	— $	133,005,086

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

3	INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND